Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Balance	$ 27,881	[1]	$ 24,764
Purchases of marketable securities	49,578		11,100		$ 9,623
Amortization of discount on marketable securities	300		134
Proceeds from maturity of marketable securities	(44,952)		(8,117)		(4,320)
Balance	$ 32,807	[1]	$ 27,881	[1]	$ 24,764

[1]	Including accrued interest in the amount of US$ 182 thousand and US$ 331 thousand as of December 31, 2024 and 2025, respectively.